Segment Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($) Segment	Dec. 31, 2021 USD ($)
Disclosure Of Operating Segments [Line Items]
Number of reportable segment | Segment	1
Revenue | $	$ 0	$ 0